Goodwill and Intangible Assets - Goodwill (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Dec. 30, 2016	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Goodwill [Line Items]
Goodwill				$ 162,753,000	$ 162,753,000	$ 162,753,000	$ 157,442,000
Accumulated impairment losses				(46,924,000)	(46,924,000)	(46,924,000)	(43,000,000)
Total	$ 115,829,000	$ 114,442,000	$ 114,442,000	115,829,000	115,829,000	115,829,000	114,442,000
Goodwill [Roll Forward]
Beginning balance	115,829,000	114,442,000
Goodwill acquired during year		5,311,000
Impairment losses	0	(3,924,000)
Ending balance	115,829,000	115,829,000	114,442,000
Electrical Raceway
Goodwill [Line Items]
Goodwill				80,564,000	80,564,000	80,564,000	75,253,000
Accumulated impairment losses				(3,924,000)	(3,924,000)	(3,924,000)	0
Total	76,640,000	75,253,000	75,253,000	76,640,000	76,640,000	76,640,000	75,253,000
Goodwill [Roll Forward]
Beginning balance	76,640,000	75,253,000
Goodwill acquired during year		5,311,000
Impairment losses		(3,924,000)
Ending balance	76,640,000	76,640,000	75,253,000
Mechanical Products & Solutions
Goodwill [Line Items]
Goodwill				82,189,000	82,189,000	82,189,000	82,189,000
Accumulated impairment losses				(43,000,000)	(43,000,000)	(43,000,000)	(43,000,000)
Total	39,189,000	39,189,000	39,189,000	$ 39,189,000	$ 39,189,000	$ 39,189,000	$ 39,189,000
Goodwill [Roll Forward]
Beginning balance	39,189,000	39,189,000
Goodwill acquired during year		0
Impairment losses		0	(43,000,000)
Ending balance	$ 39,189,000	$ 39,189,000	$ 39,189,000